DEBT (Tables)	9 Months Ended
Sep. 30, 2013
DEBT
Schedule of future principal payments of long-term debt

Future principal payments of long-term debt as of September 30, 2013 (unaudited) were as follows (in thousands):

2013 (remaining 3 months)	$—
2014	6,250
2015	7,500
2016	1,250

Total	15,000
Less current portion	(4,375)

Noncurrent portion of debt	$10,625